Leases - Schedule of Lessee, Operating Lease, Liability, Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 6,453
2025	5,381
2026	3,859
2027	3,154
2028	2,396
2029 and thereafter	8,403
Total remaining lease payments	29,646
Less: Imputed interest	(6,641)
Total operating lease liabilities	23,005
Current operating lease liability	6,035	$ 6,081
Non-current operating lease liability	$ 16,970	$ 17,151